Eaton Vance
California Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited)

Closed-End Funds — 0.2%
Security	Shares	Value
BlackRock California Municipal Income Trust	181,788	$ 1,952,403
Total Closed-End Funds (identified cost $1,942,227)		$ 1,952,403
Corporate Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.2%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$ 2,249,967
Total Corporate Bonds (identified cost $2,080,000)		$ 2,249,967

Tax-Exempt Municipal Obligations — 91.5%
Security	Principal Amount (000's omitted)	Value
Education — 7.1%
California Educational Facilities Authority, (University of Southern California)), 5.00%, 10/1/55	$4,690	$ 4,976,939
California Enterprise Development Authority, (Campbell Hall Episcopal), 4.00%, 8/1/40	4,900	4,918,766
California Enterprise Development Authority, (Castilleja School Foundation), 4.00%, 6/1/54	1,120	1,025,183
California Enterprise Development Authority, (Curtis School Foundation):
4.00%, 6/1/49	3,000	2,832,142
4.00%, 6/1/53	2,000	1,847,271
California Enterprise Development Authority, (Sage Hill School):
4.00%, 12/1/50	13,760	12,598,729
4.00%, 12/1/54	6,000	5,448,821
5.00%, 12/1/43	1,235	1,329,411
California Enterprise Development Authority, (The Rocklin Academy):
5.00%, 6/1/54(1)	500	468,958
5.00%, 6/1/64(1)	2,920	2,671,486
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 4.22%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	5,750	5,748,936
California Municipal Finance Authority (St. Ignatius College Preparatory), 5.00%, 9/1/49	5,860	6,139,376
California Municipal Finance Authority, (California Baptist University), 5.00%, 11/1/35(1)	2,165	2,303,466
Security	Principal Amount (000's omitted)	Value
Education (continued)
California School Finance Authority, (Alliance for College Ready Public Schools):
4.00%, 7/1/34(1)	$1,000	$ 1,020,052
5.00%, 7/1/39(1)	270	290,593
5.00%, 7/1/49(1)	2,990	3,043,165
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/28(1)	570	592,117
5.00%, 8/1/38(1)	2,500	2,553,270
California State University:
5.00%, 11/1/47	120	120,006
5.25%, 11/1/50	10,000	10,875,501
University of California, 5.25%, 5/15/40	1,200	1,467,979
		$ 72,272,167
Electric Utilities — 0.3%
Trinity Public Utilities District, CA, Green Bonds, 3.00%, 4/1/31	$1,165	$ 1,069,658
Vernon, CA, Electric System Revenue, 5.00%, 8/1/35	1,420	1,559,428
		$ 2,629,086
General Obligations — 40.9%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,780	$ 5,623,410
Berkeley Unified School District, CA, (Election of 2020), 5.00%, 8/1/44	2,710	2,992,843
Beverly Hills Unified School District, CA, (Election of 2008):
0.00%, 8/1/30	1,000	897,513
0.00%, 8/1/32	2,465	2,086,894
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	9,120	8,636,158
Burbank Unified School District, CA, (Election of 2024), 4.25%, 8/1/47	25	25,054
California:
4.55%, 12/1/37	1,000	1,072,146
5.00%, 8/1/42	1,905	2,137,466
5.00%, 11/1/42	10,000	10,910,100
5.00%, 8/1/43	2,000	2,217,397
5.00%, 8/1/44	2,000	2,198,574
Calistoga Joint Unified School District, CA, (Election of 2022), 5.25%, 8/1/50	625	679,628
Cerritos Community College District, CA, 4.00%, 8/1/43	1,275	1,289,275
Chaffey Joint Union High School District, CA, (Election of 2012), 5.00%, 8/1/44	10,520	10,545,337

Eaton Vance
California Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Culver City Unified School District, CA, (Election of 2024), 4.00%, 8/1/44	$6,290	$ 6,187,640
Cupertino Union School District, CA, (Election of 2024):
5.75%, 8/1/44	270	314,392
5.75%, 8/1/45	75	86,629
5.75%, 8/1/50	10,410	11,763,335
Desert Sands Unified School District, CA, (Election of 2024), 4.00%, 8/1/43	1,295	1,304,698
El Monte Union High School District, CA, (Election of 2018):
5.25%, 6/1/43	400	448,381
5.25%, 6/1/44	300	333,493
5.25%, 6/1/45	300	330,074
5.25%, 6/1/48	1,250	1,353,362
5.25%, 6/1/50	1,500	1,617,100
Encinitas Union School District, CA, (Election of 2024):
5.00%, 8/1/45	280	306,686
5.00%, 8/1/50	2,500	2,669,489
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	235	217,103
Folsom Cordova Unified School District Facilities Improvement No 5, CA, (Election of 2014), 4.00%, 10/1/40	1,020	1,020,051
Fontana Unified School District, CA, (Election of 2024):
5.00%, 8/1/41	1,305	1,490,297
5.00%, 8/1/42	1,125	1,270,104
5.25%, 8/1/50	12,940	14,017,766
Foothill-De Anza Community College District, CA, (Election of 2020), 5.00%, 8/1/45	2,210	2,426,210
Gilroy Unified School District, CA, (Election of 2016), 4.00%, 8/1/41	1,750	1,751,228
Glendale Community College District, CA, (Election of 2024):
4.125%, 8/1/50	375	364,241
5.00%, 8/1/50	1,500	1,590,724
Hacienda La Puente Unified School District, CA, (Election of 2016):
4.00%, 8/1/41	650	664,278
4.00%, 8/1/42	2,000	2,025,909
4.00%, 8/1/43	1,195	1,202,388
Hermosa Beach City School District, CA, (Election of 2024):
0.00%, 8/1/38	275	167,270
0.00%, 8/1/39	400	228,747
0.00%, 8/1/42	550	257,772
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hermosa Beach City School District, CA, (Election of 2024): (continued)
0.00%, 8/1/43	$310	$ 135,338
Hillsborough City School District, CA, (Election of 2022), 5.00%, 9/1/55	2,000	2,137,906
Jefferson Union High School District, CA, (Election of 2020):
4.125%, 8/1/46	525	523,885
5.00%, 8/1/41	750	856,493
5.00%, 8/1/42	1,000	1,128,982
5.00%, 8/1/43	1,300	1,447,984
5.00%, 8/1/44	1,500	1,656,555
Jurupa Unified School District, CA, 4.00%, 8/1/41	695	695,910
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/37	1,500	1,730,693
5.25%, 8/1/41	1,000	1,120,624
La Canada Unified School District, CA, (Election of 2017):
5.25%, 8/1/41	1,190	1,347,716
5.50%, 8/1/43	1,780	2,004,430
5.75%, 8/1/50	3,940	4,361,037
6.00%, 8/1/44	250	294,340
6.00%, 8/1/50	1,970	2,251,376
Lakeside Union School District San Diego County, CA, (Election of 2008), 0.00%, 8/1/37	2,000	1,358,888
Lemon Grove School District, CA, (Election of 2022), 5.00%, 8/1/49	1,000	1,062,267
Lemon Grove School District, CA, (Election of 2024), 5.00%, 8/1/50	1,000	1,061,292
Lompoc Unified School District, CA, (Election of 2024):
5.25%, 8/1/46	1,000	1,109,543
5.25%, 8/1/50	2,610	2,846,757
5.25%, 8/1/54	4,290	4,660,949
Long Beach Community College District, CA, 5.00%, 8/1/52	5,000	5,314,032
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/39	4,000	4,587,961
Los Angeles Unified School District, CA, (Election of 2008), 4.00%, 7/1/40	6,730	6,729,875
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/43	2,060	2,335,943
Menlo Park City School District, CA, (Election of 2024):
4.00%, 7/1/53	2,135	2,010,350
5.00%, 7/1/50	1,170	1,236,192

Eaton Vance
California Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Milpitas Unified School District, CA, (Election of 2018), 4.00%, 8/1/42	$1,360	$ 1,399,406
Modesto High School District, CA, (Election of 2022), 5.25%, 8/1/50	3,750	4,074,677
Monterey Peninsula Unified School District, CA, 4.00%, 8/1/45	11,700	11,445,596
Morgan Hill Unified School District, CA, (Election of 2012):
5.25%, 8/1/41	2,440	2,732,785
5.25%, 8/1/42	1,750	1,938,306
Mountain View Whisman School District, CA, (Election of 2020):
3.00%, 9/1/38	140	136,104
3.00%, 9/1/45	10,730	8,829,427
4.00%, 9/1/40	1,125	1,158,228
Mt. San Antonio Community College District, CA, (Election of 2024):
5.00%, 8/1/44	1,000	1,110,336
5.00%, 8/1/46	1,000	1,089,691
5.00%, 8/1/50	2,730	2,932,969
5.25%, 8/1/55	3,215	3,485,017
Napa Valley Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	1,750	1,901,516
Newark Unified School District, CA, (Election of 2024):
5.00%, 8/1/45	85	93,101
5.25%, 8/1/50	4,855	5,271,349
North Monterey County Unified School District, CA, 4.00%, 5/1/43	5	5,017
Pacific Grove Unified School District, CA, (Election of 2020):
4.125%, 8/1/51	1,425	1,382,943
5.00%, 8/1/42	225	253,629
5.00%, 8/1/43	250	278,458
5.00%, 8/1/44	285	313,779
5.00%, 8/1/45	320	348,619
Pajaro Valley Unified School District, CA, 4.00%, 8/1/45	8,650	8,541,807
Palmdale Elementary School District, CA, (Election of 2022):
5.00%, 8/1/44	200	219,520
5.00%, 8/1/45	225	244,747
5.00%, 8/1/50	1,250	1,328,642
Palo Alto Unified School District, CA:
(Election of 2008), 0.00%, 8/1/33	6,345	5,191,971
(Election of 2018), 3.25%, 8/1/42	130	121,237
Pasadena Unified School District, CA, (Election of 2020):
5.00%, 8/1/43	4,000	4,455,335
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pasadena Unified School District, CA, (Election of 2020): (continued)
5.00%, 8/1/44	$2,000	$ 2,205,345
5.25%, 8/1/47	1,500	1,655,271
5.25%, 8/1/50	4,000	4,352,923
Pasadena, CA, (Central Library), 5.00%, 9/1/51	5,040	5,387,660
Piner-Olivet Union Elementary School District, CA, (Election of 2024), 4.00%, 8/1/50	60	57,237
Pleasanton Unified School District, CA, (Election of 2016):
5.00%, 8/1/40	1,065	1,235,690
5.00%, 8/1/41	1,180	1,353,826
5.00%, 8/1/42	2,485	2,818,560
Pleasanton Unified School District, CA, (Election of 2022), 4.25%, 8/1/46	850	853,950
Puerto Rico:
0.00%, 7/1/33	638	462,138
5.625%, 7/1/29	3,045	3,227,522
Rio Hondo Community College District, CA, (Election of 2024):
5.00%, 8/1/42	1,000	1,128,982
5.00%, 8/1/43	1,000	1,113,834
5.00%, 8/1/45	1,250	1,369,132
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/43	50	50,358
San Bernardino Community College District, CA, (Election of 2008):
5.00%, 8/1/42	2,000	2,257,963
5.00%, 8/1/43	4,185	4,661,394
San Bernardino Community College District, CA, (Election of 2018), 4.125%, 8/1/49	2,125	2,100,201
San Carlos School District, CA, 4.00%, 10/1/43	1,525	1,547,990
San Diego Community College District, CA, (Election of 2024), 5.00%, 8/1/55	4,615	4,908,524
San Diego Unified School District, CA, (Election of 2008):
5.00%, 7/1/43	920	1,034,232
5.00%, 7/1/44	345	381,921
5.00%, 7/1/45	1,000	1,097,154
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/43	1,650	1,939,657
San Diego Unified School District, CA, (Election of 2018):
5.00%, 7/1/44	690	763,843
5.00%, 7/1/45	2,000	2,194,308
5.00%, 7/1/47	2,575	2,793,378

Eaton Vance
California Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/43	$5,250	$ 5,897,444
Green Bonds, 5.00%, 8/1/44	7,000	7,784,335
Green Bonds, 5.00%, 8/1/45	4,500	4,955,458
San Jacinto Unified School District, CA, (Election of 2024):
5.00%, 8/1/48	855	914,869
5.00%, 8/1/49	3,590	3,833,980
San Jose Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	8,500	9,256,984
San Jose-Evergreen Community College District, CA, (Election of 2016), 4.00%, 9/1/42	15	15,268
San Juan Unified School District, CA, (Election of 2016), 4.00%, 8/1/49	1,395	1,334,663
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/53	335	320,583
San Marcos Unified School District, CA, (Election of 2024), 5.25%, 8/1/55	4,840	5,222,692
San Marino Unified School District, CA, (Election of 2024):
5.00%, 8/1/41	890	993,120
5.00%, 8/1/42	915	1,011,430
5.00%, 8/1/43	500	546,577
5.00%, 8/1/44	535	580,739
5.00%, 8/1/46	895	960,854
San Mateo Foster City School District, CA, (Election of 2020), 5.00%, 8/1/44	115	125,308
San Rafael City Elementary School District, CA, (Election of 2022):
4.00%, 8/1/42	1,030	1,039,417
4.25%, 8/1/47	2,225	2,229,361
5.00%, 8/1/44	420	460,992
5.00%, 8/1/45	250	272,359
5.00%, 8/1/50	1,650	1,755,147
5.00%, 8/1/55	1,485	1,568,640
Santa Clarita Community College District, CA, 5.25%, 8/1/45	1,835	1,988,211
Santa Monica-Malibu Unified School District, CA, (Election of 2018), 5.00%, 8/1/40	7,420	8,182,283
Santa Monica-Malibu Unified School District, CA, (Election of 2024):
4.125%, 8/1/55	1,000	968,096
5.00%, 8/1/43	625	687,140
5.00%, 8/1/44	2,050	2,232,331
5.00%, 8/1/44	2,015	2,194,218
5.00%, 8/1/45	980	1,058,588
5.00%, 8/1/46	1,500	1,609,351
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Santa Monica-Malibu Unified School District, CA, (Election of 2024): (continued)
5.00%, 8/1/50	$11,000	$ 11,620,522
5.00%, 8/1/55	1,725	1,815,251
Scotts Valley Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	1,100	1,190,715
Sebastopol Union School District, CA, (Election of 2024):
5.00%, 8/1/50	500	532,269
5.00%, 8/1/55	1,000	1,059,551
Sequoia Union High School District, CA, (Election of 2022), 4.00%, 7/1/52	4,570	4,342,891
Southwestern Community College District, CA, (Election of 2024):
5.25%, 8/1/43	1,500	1,698,328
5.25%, 8/1/44	1,330	1,487,461
5.25%, 8/1/46	1,000	1,096,117
5.25%, 8/1/51	3,000	3,252,041
Sunnyvale School District, CA, (Election of 2024):
5.00%, 9/1/43	1,290	1,440,126
5.00%, 9/1/44	1,955	2,163,836
5.00%, 9/1/45	975	1,071,057
Tamalpais Union High School District, CA, (Election of 2024), 4.125%, 8/1/49	2,610	2,625,261
Torrance Unified School District, CA, (Election of 2008), 4.00%, 8/1/39	2,085	2,091,800
Ventura Unified School District, CA, (Election of 2022):
4.25%, 8/1/51	1,725	1,709,926
5.25%, 8/1/55	11,105	11,812,807
Walnut Creek Elementary School District Contra Costa County, CA, (Election of 2022), 5.00%, 9/1/50	1,000	1,061,625
Washington Unified School District, CA, (Election of 2020):
4.00%, 8/1/41	1,940	1,984,305
4.00%, 8/1/43	2,400	2,410,042
4.00%, 8/1/44	2,640	2,624,157
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/50	1,500	1,576,640
		$ 416,632,851
Hospital — 3.6%
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 5.00%, 8/15/51	$4,280	$ 4,458,619
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 4.00%, 8/15/39	3,000	3,000,226
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	3,010	3,011,597

Eaton Vance
California Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	$3,000	$ 3,016,541
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.00%, 7/1/43	1,255	1,295,624
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/26	500	505,056
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	428,781
California Statewide Communities Development Authority, (Loma Linda University Medical Center):
5.25%, 12/1/44	2,800	2,808,083
5.50%, 12/1/54	6,050	6,064,359
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,068,650
University of California Medical Center, 1.70%, 5/15/45(3)	10,000	10,000,000
		$ 36,657,536
Housing — 1.8%
California Housing Finance Agency, Sustainability Bonds, 3.60% to 8/1/26 (Put Date), 8/1/63	$1,500	$ 1,500,780
California Housing Finance Agency, (Shoreview Apartments), (FHLMC), 4.10%, 7/1/40	4,900	4,948,099
California Municipal Finance Authority, (Gibson Drive Apartments), (FNMA), 4.45%, 12/1/42	2,330	2,351,129
California Municipal Finance Authority, (Maison's Sierra Phase 2), (FNMA), 4.45%, 11/1/43	5,000	4,977,574
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/36	1,045	984,716
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 3.00%, 9/15/36	1,595	1,496,557
Los Angeles Housing Authority, CA, (Claredon Apartments), 4.15%, 12/1/44	2,500	2,405,085
		$ 18,663,940
Industrial Development Revenue — 2.9%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	$14,165	$ 14,235,697
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	2,000	2,082,378
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	10,130	10,178,750
California Municipal Finance Authority, (Waste Management, Inc.):
(AMT), 3.375% to 9/1/28 (Put Date), 9/1/50	1,250	1,243,492
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
California Municipal Finance Authority, (Waste Management, Inc.): (continued)
(AMT), 3.45% to 12/1/26 (Put Date), 12/1/44	$2,000	$ 2,000,740
		$ 29,741,057
Insured - Electric Utilities — 0.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$2,100	$ 2,134,232
		$ 2,134,232
Insured - General Obligations — 6.9%
Bassett Unified School District, CA, (Election of 2020), (BAM), 5.25%, 8/1/50	$1,580	$ 1,708,836
Biggs Unified High School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/54	1,000	1,059,872
Byron Union School District, CA, (Election of 2024), (BAM), 4.00%, 8/1/47	505	489,030
Carmichael Recreation and Park District, CA:
(BAM), 5.00%, 8/1/41	290	322,723
(BAM), 5.00%, 8/1/55	30	31,377
Central Unified School District, CA, (AG), 3.00%, 8/1/38	920	851,974
Cottonwood Union School District, CA, (Election of 2024):
(AG), 5.00%, 8/1/50	545	579,288
(AG), 5.00%, 8/1/54	770	814,620
Durham Unified School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/54	225	235,583
Eastern Sierra Unified School District, CA:
(BAM), 0.00%, 8/1/34	380	287,074
(BAM), 0.00%, 8/1/35	225	161,570
(BAM), 0.00%, 8/1/36	320	216,839
(BAM), 0.00%, 8/1/37	350	223,754
(BAM), 0.00%, 8/1/39	340	192,859
El Rancho Unified School District, CA, (Election of 2016), (BAM), 5.75%, 8/1/48	1,500	1,692,386
Fulton-El Camino Recreation and Park District, CA, (Election of 2024), (BAM), 5.25%, 8/1/55	2,000	2,126,411
Glendale Unified School District, CA, (Election of 2011), (BAM), 3.00%, 9/1/39	8,140	7,650,985
Gonzales Unified School District, CA, (Election of 2020), (BAM), 5.25%, 8/1/50	1,500	1,618,789
Hayward Unified School District, CA, (Election of 2024):
(BAM), 5.00%, 8/1/43	485	533,770
(BAM), 5.00%, 8/1/44	500	544,603
(BAM), 5.00%, 8/1/46	570	610,091

Eaton Vance
California Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Hayward Unified School District, CA, (Election of 2024): (continued)
(BAM), 5.00%, 8/1/47	$455	$ 485,286
(BAM), 5.00%, 8/1/50	1,500	1,580,734
Lake Tahoe Unified School District, CA, (Election of 2024):
(BAM), 5.00%, 8/1/44	115	125,407
(BAM), 5.00%, 8/1/45	175	189,198
(BAM), 5.00%, 8/1/50	3,610	3,818,265
(BAM), 5.00%, 8/1/54	210	221,179
Long Beach Unified School District, CA, (Election of 1999), (AG), 0.00%, 8/1/27	2,815	2,696,007
Mount Pleasant Elementary School District, CA:
(AG), 4.00%, 8/1/47	2,200	2,132,205
(AG), 5.00%, 8/1/41	1,155	1,318,394
(AG), 5.00%, 8/1/42	365	410,980
Mount Pleasant Elementary School District, CA, (Election of 2024):
(AG), 5.00%, 8/1/42	250	281,493
(AG), 5.00%, 8/1/43	450	500,070
(AG), 5.00%, 8/1/44	485	530,703
(AG), 5.00%, 8/1/45	620	670,517
(AG), 5.00%, 8/1/50	1,200	1,266,117
(AG), 5.00%, 8/1/50	1,375	1,450,759
Mountain View School District Los Angeles County, CA, (Election of 2020), (BAM), 5.00%, 8/1/54	2,000	2,122,709
Napa Valley Unified School District, CA, (Election of 2022):
(BAM), 5.00%, 8/1/44	180	196,565
(BAM), 5.00%, 8/1/50	1,820	1,928,598
Patterson Joint Unified School District, CA, (Election of 2022):
(BAM), 5.00%, 8/1/44	1,000	1,089,205
(BAM), 5.00%, 8/1/49	2,000	2,126,228
(BAM), 5.00%, 8/1/55	1,350	1,412,436
Ravenswood City School District, CA, (Election of 2022):
(AG), 0.00%, 8/1/39	300	175,358
(AG), 0.00%, 8/1/40	650	357,690
(AG), 0.00%, 8/1/41	1,000	516,752
(AG), 0.00%, 8/1/42	1,000	482,884
(AG), 0.00%, 8/1/43	850	384,319
(AG), 0.00%, 8/1/44	945	400,677
(AG), 0.00%, 8/1/45	1,055	420,455
(AG), 4.50%, 8/1/52	1,150	1,150,260
(AG), 5.00%, 8/1/37	125	148,377
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Riverbank Unified School District, CA, (Election of 2018), (AG), 5.50%, 8/1/52	$1,000	$ 1,085,853
Sacramento City Unified School District, CA, (Election of 2024), (AG), 5.00%, 8/1/50	5,000	5,259,430
Sanger Unified School District, CA, (Election of 2024), (BAM), 5.25%, 8/1/51	2,160	2,334,163
Simi Valley Unified School District, CA, (Election of 2004), (AG), 0.00%, 8/1/28	4,900	4,587,624
Temecula Valley Unified School District, CA, (Election of 2012), (AG), 4.00%, 8/1/45	865	841,669
Ukiah Unified School District, CA, (Election of 2020), (AG), 5.50%, 8/1/49	2,350	2,543,159
Washington Township Health Care District, CA, (Election of 2020), (AG), 4.125%, 8/1/42	1,000	1,025,261
		$ 70,219,420
Insured - Hospital — 1.0%
California Health Facilities Financing Authority, (Adventist Health System), (AG), 4.00%, 3/1/39	$5,530	$ 5,496,505
California Health Facilities Financing Authority, (Kaiser Permanente), (BAM), 4.00%, 11/1/44	4,335	4,154,008
Cambria Community Healthcare District, CA:
(BAM), 5.00%, 8/1/45	380	407,104
(BAM), 5.00%, 8/1/50	135	142,390
		$ 10,200,007
Insured - Lease Revenue/Certificates of Participation — 0.4%
Inglewood Joint Powers Authority, CA, (Inglewood Main Library Renovation and Seismic Retrofit):
(BAM), 5.00%, 8/1/45	$1,100	$ 1,180,159
(BAM), 5.25%, 8/1/50	2,500	2,679,662
		$ 3,859,821
Insured - Special Tax Revenue — 2.1%
Elk Grove Finance Authority, CA:
(AG), 5.00%, 9/1/43	$650	$ 711,244
(AG), 5.00%, 9/1/47	505	533,308
Golden Valley Unified School District Financing Authority, CA:
(AG), 5.00%, 9/1/41	325	358,471
(AG), 5.00%, 9/1/42	350	381,680
(AG), 5.00%, 9/1/43	300	324,904
(AG), 5.00%, 9/1/45	270	287,487
(AG), 5.00%, 9/1/56	2,000	2,078,054
RNR School Financing Authority Community Facilities District No. 92-1, CA:
(BAM), 4.00%, 9/1/40	1,000	1,030,821

Eaton Vance
California Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
RNR School Financing Authority Community Facilities District No. 92-1, CA: (continued)
(BAM), 4.00%, 9/1/42	$1,000	$ 1,011,766
San Clemente, CA:
(BAM), 5.00%, 9/1/43	3,160	3,481,011
(BAM), 5.00%, 9/1/45	1,775	1,917,819
San Francisco City and County Redevelopment Agency, CA, (Transbay Infrastructure), (AG), 5.00%, 8/1/48	1,750	1,825,344
Tracy Community Facilities District, CA:
(BAM), 5.00%, 9/1/42	300	327,407
(BAM), 5.00%, 9/1/43	250	269,503
(BAM), 5.00%, 9/1/44	225	239,604
(BAM), 5.00%, 9/1/45	585	617,172
(BAM), 5.00%, 9/1/50	3,000	3,119,970
(BAM), 5.00%, 9/1/54	3,000	3,094,149
		$ 21,609,714
Insured - Water and Sewer — 0.4%
Mountain House Financing Authority, CA, Utility Systems Revenue, Green Bonds, (BAM), 4.125%, 12/1/48	$2,875	$ 2,754,470
Stockton-East Water District, CA, Green Bonds, (BAM), 5.00%, 3/1/50	1,260	1,318,496
		$ 4,072,966
Lease Revenue/Certificates of Participation — 2.5%
California Municipal Finance Authority, (Mammoth Hospital):
5.25%, 6/1/41	$1,280	$ 1,415,856
5.25%, 6/1/42	1,365	1,496,770
5.25%, 6/1/43	1,450	1,574,942
5.25%, 6/1/44	1,535	1,649,823
5.25%, 6/1/45	1,505	1,602,052
5.25%, 6/1/50	4,250	4,432,267
California State Public Works Board:
5.00%, 11/1/43	3,000	3,322,667
5.00%, 11/1/44	2,685	2,948,030
5.00%, 11/1/45	2,250	2,449,747
Fontana Public Facilities Financing Authority, CA, 5.00%, 11/1/50	4,500	4,774,095
		$ 25,666,249
Other Revenue — 5.5%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00%, 12/1/35	$7,000	$ 7,687,047
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Community Choice Financing Authority, Clean Energy Project Revenue: (continued)
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$8,030	$ 8,419,470
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	12,635	13,176,467
Green Bonds, 5.00% to 11/1/32 (Put Date), 2/1/55	10,000	10,817,324
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	7,000	7,419,785
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,325	4,721,687
California Public Finance Authority, (Hazelden Betty Ford Foundation), 5.00%, 11/1/49	3,000	3,040,603
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	440	445,924
		$ 55,728,307
Senior Living/Life Care — 1.7%
California Health Facilities Financing Authority, (Episcopal Communities and Services):
3.85%, 11/15/27	$1,500	$ 1,501,089
5.25%, 11/15/48	1,645	1,693,155
California Municipal Finance Authority, (HumanGood - California Obligated Group):
4.00%, 10/1/38	3,790	3,792,487
5.00%, 10/1/43	2,980	3,066,510
5.25%, 10/1/44	1,505	1,568,523
California Public Finance Authority, (Enso Village), Green Bonds, 5.00%, 11/15/46(1)	1,075	984,890
California Statewide Communities Development Authority, (Sequoia Living):
5.00%, 7/1/42	2,010	2,202,267
5.00%, 7/1/43	2,110	2,294,496
5.00%, 7/1/55	675	706,866
		$ 17,810,283
Special Tax Revenue — 0.4%
Irvine Community Facilities District No. 2013-3, CA, (Great Park):
5.00%, 9/1/35	$1,150	$ 1,185,759
5.00%, 9/1/38	1,000	1,030,848
Series 2018, 5.00%, 9/1/32	625	644,553
Series 2018, 5.00%, 9/1/34	765	788,840
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch), 4.00%, 9/1/33	125	128,553
		$ 3,778,553
Transportation — 12.1%
Bay Area Toll Authority, CA, (San Francisco Bay Area):
3.62%, (SIFMA + 0.30%), 4/1/56(2)	$5,000	$ 4,958,695

Eaton Vance
California Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Bay Area Toll Authority, CA, (San Francisco Bay Area): (continued)
3.77%, (SIFMA + 0.45%), 4/1/56(2)	$800	$ 798,929
(LOC: Barclays Bank PLC), 1.70%, 4/1/55(3)	8,000	8,000,000
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, CA:
(AMT), 5.25%, 7/1/40	2,250	2,478,641
(AMT), 5.25%, 7/1/44	4,250	4,511,220
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/37	2,570	2,622,381
(AMT), 5.00%, 12/31/47	7,705	7,706,440
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/38	3,215	3,291,877
(AMT), 5.00%, 5/15/44	3,700	3,771,408
(AMT), 5.25%, 5/15/48	17,435	17,663,001
(AMT), 5.50%, 5/15/47	10,000	10,546,201
Green Bonds, 5.00%, 5/15/42	5,000	5,645,607
Green Bonds, 5.00%, 5/15/43	5,000	5,579,616
Green Bonds, (AMT), 4.00%, 5/15/47	575	527,487
Sacramento County, CA, Airport System Revenue, (AMT), 5.25%, 7/1/50	8,530	8,942,498
San Diego County Regional Airport Authority, CA:
(AMT), 5.00%, 7/1/31	600	666,908
(AMT), 5.00%, 7/1/33	1,500	1,702,389
San Diego County Regional Airport Authority, CA, (San Diego International Airport):
(AMT), 5.00%, 7/1/39	3,000	3,270,685
(AMT), 5.00%, 7/1/42	6,850	7,253,470
(AMT), 5.00%, 7/1/43	7,240	7,601,991
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
5.00%, 5/1/45	3,000	3,262,421
(AMT), 5.00%, 5/1/41	2,485	2,490,849
(AMT), 5.75%, 5/1/48	9,390	10,080,178
		$ 123,372,892
Water and Sewer — 1.7%
San Francisco City and County Public Utilities Commission, CA, Water Revenue, 4.00%, 11/1/39	$13,240	$ 13,251,285
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	3,680	3,821,012
		$ 17,072,297
Total Tax-Exempt Municipal Obligations (identified cost $915,032,968)		$ 932,121,378

Taxable Municipal Obligations — 7.1%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	$2,105	$ 1,837,040
University of California, 3.95%, 7/1/41(4)	3,500	3,500,000
		$ 5,337,040
General Obligations — 2.1%
California, 7.50%, 4/1/34(5)	$8,000	$ 9,340,333
Chaffey Community College District, CA:
4.756%, 6/1/31	3,045	3,155,395
4.812%, 6/1/32	2,870	2,978,770
Huntington Beach Union High School District, CA, 1.884%, 8/1/29	1,775	1,655,709
Palmdale School District, CA, 1.67%, 8/1/29	500	462,855
San Diego Community College District, CA, 2.013%, 8/1/30	2,600	2,404,501
San Mateo Union High School District, CA, 2.111%, 9/1/34	1,220	1,027,647
		$ 21,025,210
Hospital — 0.2%
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.929%, 7/1/34	$2,140	$ 2,207,954
		$ 2,207,954
Housing — 1.4%
California Municipal Finance Authority, (View at San Bruno LP), 4.50% to 7/1/27 (Put Date), 7/1/28	$10,000	$ 10,103,687
California Municipal Finance Authority, (Witmer Manor Community Partners LP), (FNMA), 6.00%, 11/1/43	1,000	1,016,278
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park):
3.20%, 6/15/41	775	564,344
3.20%, 6/15/56	3,685	2,067,441
		$ 13,751,750
Insured - General Obligations — 0.3%
Mojave Unified School District, CA, (BAM), 2.731%, 8/1/37	$500	$ 412,145
Peralta Community College District, CA, (NPFG), (LOC: Barclays Bank PLC), 3.85%, 8/5/31(4)	2,500	2,500,000
		$ 2,912,145

Eaton Vance
California Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 0.2%
Fresno County, CA, (BAM), (NPFG), 0.00%, 8/15/31	$2,745	$ 2,171,906
		$ 2,171,906
Insured - Special Tax Revenue — 0.2%
Rio Elementary School District Community Facilities District No. 1, CA:
(BAM), 1.826%, 9/1/28	$1,000	$ 941,560
(BAM), 2.307%, 9/1/31	1,500	1,335,940
		$ 2,277,500
Insured - Transportation — 0.8%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/27	$740	$ 687,839
(AMBAC), 0.00%, 10/1/28	1,010	897,974
San Joaquin Hills Transportation Corridor Agency, CA, (AG), 2.303%, 1/15/28	7,145	6,949,279
		$ 8,535,092
Lease Revenue/Certificates of Participation — 0.7%
California State Public Works Board:
4.859%, 4/1/28	$3,000	$ 3,069,816
4.879%, 4/1/29	1,500	1,540,610
4.917%, 4/1/27	2,000	2,028,584
		$ 6,639,010
Senior Living/Life Care — 0.1%
California Municipal Finance Authority, (Channing House), 4.51%, 5/15/30	$1,030	$ 1,024,242
		$ 1,024,242
Special Tax Revenue — 0.5%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue:
4.654%, 7/1/28	$1,640	$ 1,679,116
4.726%, 7/1/27	1,975	2,008,048
4.792%, 7/1/26	1,250	1,257,586
Successor Agency to San Diego Redevelopment Agency, CA, 3.75%, 9/1/26	250	249,991
		$ 5,194,741
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.1%
Santa Clara Valley Water District, CA, 4.57%, 6/1/33	$1,390	$ 1,408,133
		$ 1,408,133
Total Taxable Municipal Obligations (identified cost $73,503,203)		$ 72,484,723
Total Investments — 99.0% (identified cost $992,558,398)		$1,008,808,471
Other Assets, Less Liabilities — 1.0%		$ 10,359,951
Net Assets — 100.0%		$1,019,168,422
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $18,460,928 or 1.8% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2025.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2025.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2025.
(5)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2025, 12.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 6.9% of total investments.

Eaton Vance
California Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
The Fund did not have any open derivative instruments at December 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Closed-End Funds	$1,952,403	$ —	$ —	$ 1,952,403
Corporate Bonds	—	2,249,967	—	2,249,967
Tax-Exempt Municipal Obligations	—	932,121,378	—	932,121,378
Taxable Municipal Obligations	—	72,484,723	—	72,484,723
Total Investments	$1,952,403	$1,006,856,068	$—	$1,008,808,471
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.